Financial risk management - Senior Notes - Additional Information (Detail) - EUR (€) € in Thousands				12 Months Ended
		Sep. 20, 2018	Jun. 18, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risk management [line items]
Senior Secured Note				€ 735,457	€ 1,290,143	€ 832,812
Senior secured notes - net proceeds	[1]			€ 154,808
Senior secured notes 4.75% due 2025 [member]
Disclosure of financial risk management [line items]
Senior Secured Note		€ 200,000	€ 1,000,000
Borrowings interest rate		4.75%	4.75%		4.75%
Senior secured notes - net proceeds		€ 203,800
Offering fees and expenses		€ 2,200
Percentage of issuance premium		103.00%
Senior secured notes 4.75% due 2025 [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Consolidated fixed charge ratio			2.00%
6.00% senior secured notes due 2020 [member]
Disclosure of financial risk management [line items]
Senior Secured Note			€ 625,000

[1]	The accompanying notes form an integral part of these consolidated financial statements.